Shareholders' equity	6 Months Ended
Jun. 30, 2018
Shareholders' equity
Shareholders' equity

Note 14 - Shareholders’ equity

(a)Common shares

The Company’s authorized capital stock includes an unlimited number of common shares (issued - 186,178,516 common shares as at June 30, 2018) having no par value and preferred shares issuable in series (issued - nil).

During the six months ended June 30, 2018, the Company issued 248,185 common shares (H1/2017 – 285,041 common shares) pursuant to the terms of the Company’s Dividend Reinvestment Plan (“DRIP”).

(b)Dividends

The Company declared dividends in the amount of $44.6 million (Q2/2017 - $42.5 million), or $0.24 per share (Q2/2017 - $0.23 per share) for the three months ended June 30, 2018, and $87.9 million (H1/2017 - $81.9 million), or $0.47 per share (H1/2017 - $0.45 per share), in the six months ended June 30, 2018. The Company paid cash dividends in the amount of $35.0 million (Q2/2017 – $32.1 million) and $70.6 million (H1/2017 - $62.2 million) and issued common shares pursuant to its DRIP valued at $9.6 million (Q2/2017 - $10.4 million) and $17.3 million (H1/2017 - $19.7 million), in the three and six months ended June 30, 2018, respectively.

(c)Stock-based payments

During the three and six months ended June 30, 2018, an expense of $1.4 million (Q2/2017 – $1.6 million) and $2.6 million (H1/2017 - $3.1 million), respectively, related to stock options and restricted share units has been included in the consolidated statement of income and comprehensive income. In the three and six months ended June 30, 2018,  nil (Q2/2017 - $0.1 million) and $0.3 million (H1/2017 - $0.2 million) was capitalized to royalty, stream and working interests.